Schedule of Minimum Capital Requirement Under Banking Regulations (Detail)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2019 Scenario forecast	Mar. 31, 2018 Scenario forecast	Mar. 31, 2017 Scenario forecast	Mar. 31, 2016 Scenario forecast	Mar. 31, 2015 Scenario forecast
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common equity tier I ratio	5.00%	4.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Capital conservation buffer	0.00%	0.00%	2.50%	1.875%	1.25%	0.625%	0.00%
Tier 1 capital Ratio	6.50%	6.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Total capital adequacy ratio	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%